united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Dincinnati, OH, 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2022

Investor Information: 1-855-224-7204

www.PROBABILITIESFUND.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Probabilities Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Probabilities Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

The Fund’s performance figures for the periods ended June 30, 2022 compared to its benchmark
			Annualized	Annualized	Annualized	Annualized
	Six Months	One Year	Five Years	Ten Years	Since Inception*	Since Inception**
Probabilities Fund - Class A	(21.06)%	(20.34)%	(2.19)%	N/A	(0.01)%	N/A
Probabilities Fund - Class A with load	(25.59)%	(24.89)%	(3.35)%	N/A	(0.71)%	N/A
Probabilities Fund - Class C	(21.44)%	(20.99)%	(2.94)%	N/A	(0.77)%	N/A
Probabilities Fund - Class I ***	(21.00)%	(20.16)%	(1.95)%	3.02%	N/A	6.36%
S&P 500 Total Return Index ****	(19.96)%	(10.62)%	11.31%	12.96%	10.98%	8.95%

*	Class A and Class C each commenced operations on January 16, 2014.

**	Class I commenced operations on January 1, 2008.

***	The Fund is the successor to the Probabilities Fund, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Probabilities Fund Management, LLC, and had substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on December 12, 2013. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. For the periods from inception through September 30, 2014 and for the year ended September 30, 2019 through the period ended December 31, 2020, total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For the period ended September 30, 2017, total returns would have been higher had the Adviser not recaptured some of its prior waived fees and a portion of the Fund’s prior period reimbursed Fund expenses. The Fund’s gross annual operating expense as a percentage of average net assets, including underlying funds, is 2.66%, 3.42% and 2.41% for Class A, Class C and Class I shares, respectively, per the Fund’s May 1, 2022 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the Fund’s shares. For performance information current to the most recent month-end, please call 1-855-224-7204.

Portfolio Composition as of June 30, 2022* (Unaudited)
Exchange-Traded Funds - Equity	75.8%
Other Assets in Excess of Liabilities	24.2%
Total	100.0%

*	Based on a percentage of Net Assets

Please refer to the Schedule of Investments in this report for detailed listing of the Fund’s holdings.

PROBABILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 75.8%
	EQUITY - 75.8%
42,330	Direxion Daily S&P 500 Bull 3X	$2,776,425
10,960	Invesco QQQ Trust Series 1	3,071,869
57,080	ProShares UltraPro Dow30	2,791,212
114,640	ProShares UltraPro QQQ	2,751,360
10,040	SPDR Dow Jones Industrial Average ETF Trust	3,090,512
8,900	Vanguard S&P 500 ETF	3,087,232
		17,568,610

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,751,849)	17,568,610

	TOTAL INVESTMENTS - 75.8% (Cost $18,751,849)	$17,568,610
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.2%	5,612,750
	NET ASSETS - 100.0%	$23,181,360

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in Securities at Fair Value (Identified cost $18,751,849)	$17,568,610
Cash	9,674,790
Receivable for Fund Shares Sold	6,194
Dividends and Interest Receivable	26,315
Prepaid Expenses and Other Assets	88,654
Total Assets	27,364,563

Liabilities:
Payable for Securities Purchased	4,154,314
Accrued Audit Fees	9,324
Payable to Related Parties	12,132
Accrued Advisory Fees	650
Accrued Distribution Fees	1,633
Payable for Fund Shares Redeemed	1,676
Accrued Expenses and Other Liabilities	3,474
Total Liabilities	4,183,203

Net Assets	$23,181,360

Net Assets Consist Of:
Paid-in-Capital	$30,237,621
Accumulated Loss	(7,056,261)
Net Assets	$23,181,360

Class A Shares:
Net Assets	$3,500,300
Shares of beneficial interest outstanding (a)	397,471
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$8.81
Offering Price Per Share ($8.81/0.9425) Includes a maximum sales charge of 5.75%	$9.35

Class C Shares:
Net Assets	$926,384
Shares of beneficial interest outstanding (a)	111,872
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$8.28

Class I Shares:
Net Assets	$18,754,676
Shares of beneficial interest outstanding (a)	2,085,829
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$8.99

(a)	Unlimited shares of no par value beneficial interest authorized.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2022

Investment Income:
Dividend Income	$72,035
Total Investment Income	72,035

Expenses:
Investment Advisory Fees	185,352
Distribution Fees (12b-1)
Class A	5,274
Class C	6,394
Administration Fees	21,254
Fund Accounting Fees	18,003
Registration & Filing Fees	15,000
Transfer Agent Fees	11,533
Chief Compliance Officer Fees	10,541
Printing Expense	10,381
Audit and Tax Fees	9,675
Trustees’ Fees	7,140
Legal Fees	6,567
Third party administrative servicing fees	5,790
Custody Fees	905
Insurance Expense	624
Miscellaneous Expenses	2,898
Total Expenses	317,331
Less: Fees waived/expenses reimbursed by the Advisor	(46,712)
Net Expenses	270,619
Net Investment Loss	(198,584)

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(2,769,448)
Net Change in Unrealized Depreciation on Investments	(3,608,813)
Net Realized and Unrealized Loss on Investments	(6,378,261)

Net Decrease in Net Assets Resulting From Operations	$(6,576,845)

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Operations:
Net Investment Loss	$(198,584)	$(540,992)
Net Realized Gain (Loss) on Investments	(2,769,448)	4,015,480
Net Change in Unrealized Depreciation on Investments	(3,608,813)	(2,810,397)
Net Increase (Decrease) in Net Assets Resulting From Operations	(6,576,845)	664,091

Capital Transactions:
Class A Shares:
Proceeds from Shares Issued	27,261	274,584
Cost of Shares Redeemed	(791,552)	(2,073,039)
Net Decrease from Capital Transactions	(764,291)	(1,798,455)

Class C Shares:
Proceeds from Shares Issued	8,390	25,980
Cost of Shares Redeemed	(383,946)	(1,969,903)
Net Decrease from Capital Transactions	(375,556)	(1,943,923)

Class I Shares:
Proceeds from Shares Issued	2,108,052	6,244,658
Cost of Shares Redeemed	(4,467,667)	(10,048,500)
Net Decrease from Capital Transactions	(2,359,615)	(3,803,842)

Net Decrease in Net Assets from Capital Transactions	(3,499,462)	(7,546,220)

Total Decrease in Net Assets	(10,076,307)	(6,882,129)

Net Assets:
Beginning of Period	33,257,667	40,139,796
End of Period	$23,181,360	$33,257,667

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Share Activity:
Class A Shares:
Shares Issued	2,765	24,756
Shares Redeemed	(79,454)	(187,043)
Net Decrease in shares of beneficial interest	(76,689)	(162,287)

Class C Shares:
Shares Issued	889	2,499
Shares Redeemed	(42,489)	(188,856)
Net Decrease in shares of beneficial interest	(41,600)	(186,357)

Class I Shares:
Shares Issued	209,825	550,102
Shares Redeemed	(438,390)	(903,369)
Net Decrease in shares of beneficial interest	(228,565)	(353,267)

The accompanying notes are an integral part of these financial statements.

Probabilities Fund - Class A
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the		For the	For the Period		For the	For the	For the	For the
	Six Months Ended		Year Ended	October 1, 2020 to		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31, 2021	December 31, 2020		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$11.16		$10.93	$9.86		$11.07	$10.10	$11.31	$10.11
Increase (Decrease) From Operations:
Net investment loss (a)	(0.08)		(0.18)	(0.04)		(0.12)	(0.04)	(0.07)	(0.20)
Net gain (loss) from investments (both realized and unrealized)	(2.27)		0.41	1.11		(1.08)	1.02	0.08 (f)	1.40
Total from operations	(2.35)		0.23	1.07		(1.20)	0.98	0.01	1.20

Less Distributions:
From net realized gains on investments	—		—	—		(0.01)	(0.01)	(1.10)	—
From return of capital	—		—	—		—	—	(0.12)	—
Total Distributions	—		—	—		(0.01)	(0.01)	(1.22)	—

Net Asset Value, End of Period	$8.81		$11.16	$10.93		$9.86	$11.07	$10.10	$11.31

Total Return (b)	(21.06	)% (h)	2.10%	10.85	% (h)	(8.45)%	9.73%	(0.63)%	11.87%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,500		$5,293	$6,955		$8,267	$8,577	$10,389	$22,453

Ratio of gross expenses to average net assets (c)	2.48	% (g)	2.37%	2.42	% (g)	2.23%	2.20%	2.02%	2.10%
Ratio of net expenses to average net assets (c)	2.14	% (g)	2.14%	2.14	% (g)	2.14%	2.14%	2.02%	2.11	% (e)
Ratio of net investment loss to average net assets (c) (d)	(1.62	)% (g)	(1.61)%	(1.51	)% (g)	(1.10)%	(0.34)%	(0.62)%	(1.83	)% (e)
Portfolio turnover rate	745	% (h)	1,492%	212	% (h)	1,465%	2,212%	2,238%	2,011%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. In periods where the advisor recaptures a portion of the Fund’s expenses, total returns would have been higher. In periods where the advisor waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Such ratio includes the advisor’s and prior co-advisor’s recapture of waived/reimbursed fees from prior periods. See Note 3.

(f)	Net realized and unrealized gain on investments does not agree with the net amount reported on the Statement of Operations for the year ended September 30, 2018 due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund - Class C
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the		For the	For the Period		For the	For the	For the	For the
	Six Months Ended		Year Ended	October 1, 2020 to		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31, 2021	December 31, 2020		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$10.54		$10.39	$9.40		$10.56	$9.71	$11.00	$9.90
Increase (Decrease) From Operations:
Net investment loss (a)	(0.11)		(0.25)	(0.05)		(0.19)	(0.11)	(0.17)	(0.27)
Net gain (loss) from investments (both realized and unrealized)	(2.15)		0.40	1.04		(0.96)	0.97	0.10 (f)	1.37
Total from operations	(2.26)		0.15	0.99		(1.15)	0.86	(0.07)	1.10

Less Distributions:
From net realized gains on investments	—		—	—		(0.01)	(0.01)	(1.10)	—
From return of capital	—		—	—		—	—	(0.12)	—
Total Distributions	—		—	—		(0.01)	(0.01)	(1.22)	—

Net Asset Value, End of Period	$8.28		$10.54	$10.39		$9.40	$10.56	$9.71	$11.00

Total Return (b)	(21.44	)% (h)	1.44%	10.53	% (h)	(9.04)%	8.88%	(1.35)%	11.11%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$926		$1,617	$3,531		$3,572	$4,594	$5,781	$6,109

Ratio of gross expenses to average net assets (c)	3.23	% (g)	3.13%	3.15	% (g)	2.97%	2.95%	2.82%	2.85%
Ratio of net expenses to average net assets (c)	2.89	% (g)	2.89%	2.89	% (g)	2.89%	2.89%	2.82%	2.86	% (e)
Ratio of net investment loss to average net assets (c) (d)	(2.39	)% (g)	(2.39)%	(2.22	)% (g)	(1.88)%	(1.11)%	(1.62)%	(2.58	)% (e)
Portfolio turnover rate	745	% (h)	1,492%	212	% (h)	1,465%	2,212%	2,238%	2,011%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. In periods where the advisor recaptures a portion of the Fund’s expenses, total returns would have been higher. In periods where the advisor waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Such ratio includes the advisor’s and prior co-advisor’s recapture of waived/reimbursed fees from prior periods. See Note 3.

(f)	Net realized and unrealized gain on investments does not agree with the net amount reported on the Statement of Operations for the year ended September 30, 2018 due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the	For the	For the Period		For the	For the	For the	For the
	Six Months Ended	Year Ended	October 1, 2020 to		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31, 2021	December 31, 2020		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$11.38	$11.12	$10.03		$11.24	$10.22	$11.42	$10.18
Increase (Decrease) From Operations:
Net investment loss (a)	(0.07)	(0.15)	(0.03)		(0.10)	(0.01)	(0.07)	(0.17)
Net gain (loss) from investments (both realized and unrealized)	(2.32)	0.41	1.12		(1.10)	1.04	0.09 (f)	1.41
Total from operations	(2.39)	0.26	1.09		(1.20)	1.03	0.02	1.24

Less Distributions:
From net realized gains on investments	—	—	—		(0.01)	(0.01)	(1.10)	—
From return of capital	—	—	—		—	—	(0.12)	—
Total Distributions	—	—	—		(0.01)	(0.01)	(1.22)	—

Net Asset Value, End of Period	$8.99	$11.38	$11.12		$10.03	$11.24	$10.22	$11.42

Total Return (b)	(21.00)%	2.34%	10.87	% (h)	(8.17)%	10.10%	(0.45)%	12.18%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$18,755	$26,347	$29,653		$25,481	$31,798	$41,472	$51,462

Ratio of gross expenses to average net assets (c)	2.23%	2.12%	2.14	% (g)	1.95%	1.95%	1.83%	1.85%
Ratio of net expenses to average net assets (c)	1.89%	1.89%	1.89	% (g)	1.89%	1.89%	1.83%	1.86	% (e)
Ratio of net investment loss to average net assets (c) (d)	(1.36)%	(1.36)%	(1.17	)% (g)	(0.88)%	(0.14)%	(0.66)%	(1.58	)% (e)
Portfolio turnover rate	745%	1,492%	212	% (h)	1,465%	2,212%	2,238%	2,011%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. In periods where the advisor recaptures a portion of the Fund’s expenses, total returns would have been higher. In periods where the advisor waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Such ratio includes the advisor’s and prior co-advisor’s recapture of waived/reimbursed fees from prior periods. See Note 3.

(f)	Net realized and unrealized gain on investments does not agree with the net amount reported on the Statement of Operations for the year ended September 30, 2018 due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022

1.	ORGANIZATION

Probabilities Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund is the successor to the Predecessor Fund, a limited partnership organized on January 1, 2008. Effective as of the close of business on December 11, 2013, the Predecessor Fund was reorganized into a Delaware statutory trust as a registered investment company. The Fund currently offers Class A, Class C and Class I shares. Class I commenced operations on December 12, 2013 with a contribution of cash from the Predecessor Fund. Class A and Class C both commenced operations on January 16, 2014. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Class C and Class I shares are offered at NAV. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day based upon the relative net assets of each class.

Effective December 31, 2020, the Fund changed the fiscal year-end from September 30 to December 31 for operational efficiencies.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,568,610	$—	$—	$17,568,610
Total	$17,568,610	$—	$—	$17,568,610

*	Please refer to the Portfolio of Investments for industry classifications.

The Fund did not hold any Level 2 or Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash – Cash may include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years September 30, 2019 through September 30, 2021 and through December 31, 2021, or expected to be taken in the Fund’s December 31, 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The amounts and character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent; they are charged or credited to paid-in-capital in the period that the differences arise. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Probabilities Fund Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for these services and the related expenses borne by the Adviser, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.35% of the average daily net assets. For the six months ended June 30, 2022, the Fund incurred advisory fees of $185,352.

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund services providers (other than the Adviser)), at least until April 30, 2023, so that the total annual operating expenses of the Fund do not exceed 2.14%, 2.89% and 1.89% of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively. Waivers and expense payments may be recouped by the Adviser from the Fund, within three fiscal years of when the amounts were waived or reimbursed, to the extent that overall expenses fall below the expense limitation at the time of the waiver or recoupment. However, no recoupment payment will be made if it would result in the Fund exceeding the contractual expense limitation described above. The Board may terminate this expense reimbursement arrangement at any time. During the six months ended June 30, 2022, the Adviser waived fess of $46,712.

As of December 31, 2021, the Adviser has $143,957 of waived fees within 3 years of reimbursement that may be recovered by the following dates:

September 30, 2023	December 31, 2023	December 31, 2024	Total
$35,718	$24,147	$84,092	$143,957

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (“12b-1 Plans” or “Plans”) with respect to the Fund’s Class A and Class C shares, pursuant to which the Fund pays Northern Lights Distributors, LLC (the “Distributor”) an annual fee for distribution and shareholder servicing expenses calculated by the Fund as a percentage of the average daily net assets attributable to the respective class of shares:

	Class A	Class C
Distribution Fee	0.25%	1.00%

The Distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses. During the six months ended June 30, 2022, the distribution fees incurred under the Plans amounted to $5,274 and $6,394 for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended June 30, 2022, the Distributor received $519 in underwriting commissions for sales of the Fund’s shares, of which $79 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS, and is not paid any fees directly by the Fund for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended June 30, 2022 amounted to $134,320,257 and $130,650,394, respectively.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, Axos Clearing, LLC held approximately 30.9% of the voting securities of the Fund.

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2022, was as follows:

Cost for Federal Tax purposes	$19,649,344

Unrealized Appreciation	—
Unrealized Depreciation	(2,080,734)
Tax Net Unrealized Depreciation	$(2,080,734)

7.	TAX COMPONENTS OF CAPITAL

There were no Fund distributions for the year ended December 31, 2020 and December 31, 2021.

As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(2,007,495)	$—	$1,528,079	$(479,416)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2021, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$2,007,495	$—	$2,007,495	$543,444

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the Fund for the fiscal period ended December 31, 2021 as follows:

Paid In	Accumulated
Capital	Earnings/(Losses)
$(540,992)	$540,992

8.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Probabilities Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
June 30, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges; and (2) ongoing costs, including management fees, distribution and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested and held for the entire period of January 1, 2022 through June 30, 2022.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
	Beginning Account Value	Ending Account Value	Annualized	During Period*
	(1/1/22)	(6/30/22)	Expense Ratio	(1/1/22 to 6/30/22)
Actual
Class A	$1,000.00	$789.40	2.14%	$9.49
Class C	$1,000.00	$785.60	2.89%	$12.80
Class I	$1,000.00	$790.00	1.89%	$8.39
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,014.18	2.14%	$10.69
Class C	$1,000.00	$1,010.46	2.89%	$14.41
Class I	$1,000.00	$1,015.42	1.89%	$9.44

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Probabilities Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the six months ended June 30, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Investment Adviser
Probabilities Fund Management, LLC
200 Mamaroneck Ave, Suite 300
White Plains, NY 10601

Administrator
Ultimus Fund Solutions, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-224-7204 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-855-224-7204.

Probabilities-SA22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. (a) Not applicable to open-end investment companies.

(b) Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/7/2022

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/7/2022